Significant Judgments in Applying Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of significant accounting policies [Abstract]
Impairment charges	$ 0.0	$ 78.6